Subsequent events (Details Narrative) $ / shares in Units, $ in Millions, $ in Millions							1 Months Ended			12 Months Ended
	Oct. 15, 2024 ARS ($)	Oct. 02, 2024	Sep. 12, 2024	Aug. 01, 2024	Jul. 12, 2024 USD ($)	Oct. 07, 2021	Oct. 21, 2024 USD ($)	Sep. 30, 2024 ARS ($)	Jul. 18, 2024 USD ($)	Jun. 30, 2024 ARS ($) shares	Jun. 30, 2023 ARS ($)	Jun. 30, 2022 ARS ($)	Jul. 11, 2024 ARS ($) $ / shares	Jun. 10, 2024 USD ($)	Apr. 22, 2024 USD ($)	Feb. 28, 2024 USD ($)	Jan. 17, 2023 USD ($)
Statement [Line Items]
Description of buyback program			we completed the share buyback program, having acquired 11,541,885 common shares, representing approximately 99.93% of the approved program and 1.56% of the capital stock of IRSA
Total local market amount							$ 67.3
Aggregate principal amount														$ 42.0	$ 10.2	$ 52.6	$ 64.0
Segment profit / (loss)										$ 93,980.0	$ 290,458.0	$ 504,586.0
IRSA [Member]
Statement [Line Items]
Description of warrants exercise		certain holders of warrants had exercised their right to acquire additional shares. Therefore, a total of 5,433,980 common shares of IRSA were issued, with a face value of ARS 10. As a result of the exercise, IRSA collected USD 1,8 million.
Brasilagro [Member]
Statement [Line Items]
Description of ownership transferred and ceased						the sale of 1,157 arable hectares. The sale price was 1,100 soybean bags per arable hectare, totaling approximately BRL 189.4 million (BRL 163,755 per arable hectare), which will be recognized in the second quarter of fiscal year 2025
CRESUD [Member]
Statement [Line Items]
Description of warrants exercise		certain holders of warrants had exercised their right to acquire additional shares. Therefore, a total of 2,283,822 common shares of the Company were issued, with a face value of ARS 1. As a result of the exercise, the Company collected USD 0,1 million.
261 Della Paolera [Member]
Statement [Line Items]
Total Mortgage transaction price	$ 7.1
Prepaid mortgage Amount	6.0
Outstanding mortgage Amount	$ 1.1
Interest rate	8.00%
Monthly installment	24 months
Sale Of Fraction Of Farm [Member]
Statement [Line Items]
Description of transfer of ownership deed								the Company has sold a 3,630 hectares fraction of land reserve with productive potential of “Los Pozos” farm, located in the Province of Salta, Argentina, keeping the ownership of approximately 231,700 hectares of the property
Gain from the operation								$ 2,150.0
Book value of the fraction sold								$ 56.0
Shares Buyback Program New program IRSA [Member]
Statement [Line Items]
Share Capital													$ 15,000.0
Per share | $ / shares													$ 1,550
General Ordinary and Extraordinary Shareholders IRSA[Member]
Statement [Line Items]
Segment profit / (loss)										18,377.0
Distribution Of Future Dividend										$ 90,000.0
Distribution Of shares | shares										25,700,000
General Ordinary and Extraordinary Shareholders CRESUD[Member]
Statement [Line Items]
Segment profit / (loss)										$ 70,799.0
Distribution Of Future Dividend										$ 45,000.0
Zetol [Member]
Statement [Line Items]
Payment of installments for share purchase					$ 8.9
Series XXIII Notes [Member]
Statement [Line Items]
Description of interest payable							Denominated in dollars for USD 51.5 million, with 7.25% interest rate and semiannual interests’ payments (first payment will be on July 23, 2025). The Capital amortization will be 100% at maturity, on October 23, 2029. The issuance price will be 100.0%
Series XLVI Notes [Member]
Statement [Line Items]
Description of interest payable									Denominated in dollars and payable in Argentina pesos at the applicable exchange rate for ARS 28.6 million at a fix rate of 1.5%. The principal will be paid at the expiration. The price of issuance was 100.0% of the nominal value
Aggregate principal amount									$ 28.6
Description of Purchase of Property price				The purchase price was set at USD 12.2 million, of which USD 9.2 million has already been paid, and the remaining USD 3 million will be settled upon the transfer of the title deed, which is still pending
Series XXII Notes [Member]
Statement [Line Items]
Description of interest payable							Denominated in dollars for USD 15.8 million, with 5.75% interest rate and semiannual interests’ payments (first payment will be on July 23, 2025). The Capital amortization will be 100% at maturity, on October 23, 2027. The issuance price will be 100.0%